Note 3 - Fair Value of Financial Instruments (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 313,737		$ 313,737		$ 452,301	$ 504,940
Accrued Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Term (Year)	105 days		105 days
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurement with Unobservable Inputs, Liability, Realized Gain (Loss)	$ 0	$ 0	$ 0	$ 0
Assets, Fair Value Disclosure	0		0		0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0		$ 0		$ 0	$ 0